Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands	1 Months Ended								12 Months Ended
	Jun. 30, 2019 Tranche Director shares	Aug. 31, 2018 Tranche shares	Jun. 30, 2018 Tranche Director shares	Jan. 31, 2018 Tranche shares	May 31, 2017 Tranche shares	Apr. 30, 2017 OptionPlan shares	Mar. 31, 2017 Tranche shares	Apr. 30, 2016 OptionPlan shares	Dec. 31, 2019 USD ($) Item $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of classes of common shares authorized, issued and outstanding | Item									1
Number of stock options granted									120,000	1,590,000	875,000
Allocated Share-based Compensation Expense | $									$ 539	$ 3,320	$ 1,424
Unrecognized compensation expense related to non-vested stock options granted | $									$ 10	524	1,093
Options exercisable at period end									926,000
Fair value of stock options vested | $									$ 2,246	$ 1,821	$ 91
Options Outstanding - Weighted Average Remaining Contractual Lives									12 months	17 months	33 months
Weighted average fair values of option granted | $ / shares									$ 0.82	$ 2.01	$ 0.95
August Twenty Two Twenty Sixteen
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share repurchased of common shares									0	0	0
Employee Stock Option | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense | $									$ 98	$ 2,509	$ 438
2016 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Approved number of stock option plans | OptionPlan						1		1
Shares authorized under stock option plan						1,500,000		3,500,000
Stock option authorized for each non-employee director								15,000
Stock option granted period in years, maximum								10 years
2016 Stock Option Plan | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted					800,000
Number of vesting portions | Tranche					4
2016 Stock Option Plan | Share-based Compensation Award, Tranche One | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term					2017-05
2016 Stock Option Plan | Share-based Compensation Award, Tranche Two | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term					2018-01
2016 Stock Option Plan | Share-based Compensation Award, Tranche Three | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term					2019-01
2016 Stock Option Plan | Share Based Compensation Award Tranche Four | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term					2020-01
2016 Stock Option Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted							75,000
Number of vesting portions | Tranche							5
2016 Stock Option Plan | Employee Stock Option | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term							2017-03
2016 Stock Option Plan | Employee Stock Option | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term							2018-01
2016 Stock Option Plan | Employee Stock Option | Share-based Compensation Award, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term							2019-01
2016 Stock Option Plan | Employee Stock Option | Share Based Compensation Award Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term							2020-01
2016 Stock Option Plan | Employee Stock Option | Share Based Compensation Award Tranche Five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term							2021-01
2017 Stock Option Plan | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted	120,000	90,000	180,000
Number of vesting portions | Tranche	2	3	3
Number of new directors | Director	2		2
2017 Stock Option Plan | Share-based Compensation Award, Tranche One | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term	2019-06	2018-08	2018-06
2017 Stock Option Plan | Share-based Compensation Award, Tranche Two | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term	2020-01	2019-01	2019-01
2017 Stock Option Plan | Share-based Compensation Award, Tranche Three | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term		2020-01	2020-01
2017 Stock Option Plan | Employee Stock Option | Directors and Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted				1,320,000
Number of vesting portions | Tranche				2
2017 Stock Option Plan | Employee Stock Option | Share-based Compensation Award, Tranche One | Directors and Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term				2018-01
2017 Stock Option Plan | Employee Stock Option | Share-based Compensation Award, Tranche Two | Directors and Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term				2019-01